PARENT ONLY FINANCIAL INFORMATION - Condensed Balance Sheets (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash	¥ 7,867,659	¥ 7,354,809
Restricted cash	67,419	39,367
Other current assets	415,531	444,466
Total current assets	11,613,071	10,983,653
Non-current assets
Other non-current assets	674,936	747,123
Total non-current assets	62,035,557	63,463,037
Total assets	73,648,628	74,446,690
Current liabilities
Short-term borrowings	1,798,531	422,407
Convertible bonds payable, current	575
Accounts payable	2,593,305	2,749,896
Accrued expenses and other payables	1,298,097	1,145,374
Due to subsidiaries	9,491
Total current liabilities	9,078,098	8,305,476
Non-current liabilities
Convertible bonds payable	8,576,583	8,434,766
Total non-current liabilities	40,901,897	46,017,411
Total liabilities	49,979,995	54,322,887
Mezzanine Equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2023 and 2024; Redemption value of RMB1,064,766 and RMB1,080,656 as of December 31, 2023 and 2024, respectively; Liquidation preference of RMB1,064,766 and RMB1,080,656 as of December 31, 2023 and 2024, respectively)	1,080,656	1,064,766
Total mezzanine equity	1,080,656	1,064,766
Shareholders' equity
Ordinary shares (US$0.00005 par value; 3,500,000,000 shares authorized as of December 31, 2023 and 2024; 1,480,842,655 and 1,511,590,567 Class A ordinary shares issued and outstanding as of December 31, 2023 and 2024, respectively; 43,590,336 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)	527	516
Additional paid-in capital	29,596,268	29,337,095
Accumulated other comprehensive loss	(1,094,377)	(974,393)
Accumulated deficit	(6,044,372)	(9,469,758)
Total GDS Holdings Limited shareholders' equity	22,458,046	18,893,460
Commitments and contingencies
Total liabilities, mezzanine equity and equity	73,648,628	74,446,690
Parent Company | Reportable Legal Entities
Current assets
Cash	1,498,062	223,533
Restricted cash	27,316
Loans and amounts due from subsidiaries and consolidated VIEs, current		1,082,359
Other current assets	27,594	4,676
Total current assets	1,552,972	1,310,568
Non-current assets
Long-term investments in equity investees	7,537,604
Investment, loans and amounts due from subsidiaries and consolidated VIEs, non-current	24,778,969	27,417,363
Other non-current assets	61	73
Total non-current assets	32,316,634	27,417,436
Total assets	33,869,606	28,728,004
Current liabilities
Short-term borrowings	1,435,924
Convertible bonds payable, current	575
Accounts payable	1,066	3,810
Accrued expenses and other payables	121,090	134,090
Due to subsidiaries	195,666	197,112
Total current liabilities	1,754,321	335,012
Non-current liabilities
Convertible bonds payable	8,576,583	8,434,766
Total non-current liabilities	8,576,583	8,434,766
Total liabilities	10,330,904	8,769,778
Mezzanine Equity
Redeemable preferred shares (US$0.00005 par value; 150,000 shares authorized, issued and outstanding as of December 31, 2023 and 2024; Redemption value of RMB1,064,766 and RMB1,080,656 as of December 31, 2023 and 2024, respectively; Liquidation preference of RMB1,064,766 and RMB1,080,656 as of December 31, 2023 and 2024, respectively)	1,080,656	1,064,766
Total mezzanine equity	1,080,656	1,064,766
Shareholders' equity
Ordinary shares (US$0.00005 par value; 3,500,000,000 shares authorized as of December 31, 2023 and 2024; 1,480,842,655 and 1,511,590,567 Class A ordinary shares issued and outstanding as of December 31, 2023 and 2024, respectively; 43,590,336 Class B ordinary shares issued and outstanding as of December 31, 2023 and 2024)	527	516
Additional paid-in capital	29,596,268	29,337,095
Accumulated other comprehensive loss	(1,094,377)	(974,393)
Accumulated deficit	(6,044,372)	(9,469,758)
Total GDS Holdings Limited shareholders' equity	22,458,046	18,893,460
Commitments and contingencies
Total liabilities, mezzanine equity and equity	¥ 33,869,606	¥ 28,728,004